Additional Information - Financial Statement Schedule I (Details 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 816,779,973	$ 752,747,586	$ 406,057,906	$ 132,223,776
Investment in securities		295,715	4,034,296
Total current assets	1,768,721,565	1,415,139,061	927,517,455
TOTAL ASSETS	2,877,448,179	2,132,089,432	1,548,698,085
Current liabilities:
Accrued expenses and other payable	28,545,383	30,078,924	22,200,930
Convertible notes		136,262,524
Total current liabilities	1,007,435,318	600,069,519	515,401,325
Convertible notes	127,756,000		133,035,624
Total liabilities	1,732,122,930	958,442,340	869,386,031
Shareholders' equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,486,901,296, 3,964,085,354 and 3,982,271,362 shares issued and outstanding as of December 31, 2009, 2010 and 2011, respectively)	39,823	39,641	34,869
Additional paid-in capital	650,944,164	642,829,691	459,519,178
Retained earnings	481,950,538	519,770,631	208,317,651
Accumulated other comprehensive income	12,190,872	11,007,129	11,440,356
Total Trina Solar Limited shareholders' equity	1,145,125,397	1,173,647,092	679,312,054
TOTAL LIABILITIES AND EQUITY	2,877,448,179	2,132,089,432	1,548,698,085
Entities with net asset distribution restrictions
Current assets:
Cash and cash equivalents	43,204,022	99,283,656	100,836,223	976,882
Investment in securities		295,715	4,034,296
Other receivables	12,817	240,080	481,417
Total current assets	43,216,839	99,819,451	105,351,936
Deferred expenses	209,574	493,728	1,160,999
Amount due from group companies	119,927,513	160,680,006	63,665,428
Investment in subsidiaries	1,117,941,053	1,053,946,999	651,028,292
TOTAL ASSETS	1,281,294,979	1,314,940,184	821,206,655
Current liabilities:
Accrued expenses and other payable	8,413,582	5,030,568	8,858,977
Convertible notes		136,262,524
Total current liabilities	8,413,582	141,293,092	8,858,977
Convertible notes	127,756,000		133,035,624
Total liabilities	136,169,582	141,293,092	141,894,601
Shareholders' equity:
Ordinary shares ($0.00001 par value; 73,000,000,000 shares authorized, 3,486,901,296, 3,964,085,354 and 3,982,271,362 shares issued and outstanding as of December 31, 2009, 2010 and 2011, respectively)	39,823	39,641	34,869
Additional paid-in capital	650,944,164	642,829,691	459,519,178
Retained earnings	481,950,538	519,770,631	208,317,651
Accumulated other comprehensive income	12,190,872	11,007,129	11,440,356
Total Trina Solar Limited shareholders' equity	1,145,125,397	1,173,647,092	679,312,054
TOTAL LIABILITIES AND EQUITY	$ 1,281,294,979	$ 1,314,940,184	$ 821,206,655